Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table for CEO($)(1)	Compensation Actually Paid to CEO(1)(3) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Other Named Executive Officers(2)(3) ($)	Cumulative TSR ($)	Peer Group Cumulative TSR(4) ($)	Net Earnings ($, in thousands)	Company Selected Measure - Adjusted Non-GAAP ROIC(5)
2023	10,693,722	21,050,619	3,991,384	7,306,108	252.08	154.93	281,309	17.27%
2022	6,217,650	5,877,012	3,233,865	3,191,053	142.65	122.55	280,608	15.94%
2021	6,638,325	10,466,880	2,212,425	3,158,776	151.66	152.67	219,345	14.01%
2020	7,402,139	8,896,986	2,438,357	2,744,670	108.25	121.27	172,640	12.59%

Company Selected Measure Name	Adjusted Non-GAAP ROIC
Named Executive Officers, Footnote	Joyce A. Mullen served as our CEO in 2023 and 2022 and Kenneth T. Lamneck was our CEO in 2021 and 2020. 2.For 2023, our non-CEO Named Executive Officers were Glynis A. Bryan, Dee Burger, Adrian Gregory, and Samuel C. Cowley. For 2022, our non-CEO Named Executive Officers were Glynis A. Bryan, Dee Burger, James Morgado and Samuel C. Cowley. For 2021, our non-CEO Named Executive Officers were Glynis A. Bryan, Joyce A. Mullen, Emma de Sousa and Samuel C. Cowley. For 2020, our non-CEO Named Executive Officers were Glynis A. Bryan, Joyce A. Mullen, Wolfgang Ebermann and Samuel C. Cowley
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes an industry benchmark index, the Nasdaq US Benchmark Computer Hardware TR Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 10,693,722	$ 6,217,650	$ 6,638,325	$ 7,402,139
PEO Actually Paid Compensation Amount	$ 21,050,619	5,877,012	10,466,880	8,896,986
Adjustment To PEO Compensation, Footnote	For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO Named Executive Officers have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO or other Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments in accordance with Item 402(v) of Regulation S-K as described in the tables below.

CEO	Kenneth T. Lamneck	Kenneth T. Lamneck	Joyce A. Mullen	Joyce A. Mullen
Year	2020	2021	2022	2023
Summary Compensation Table Total for CEO	$7,402,139	$6,638,325	$6,217,650	$10,693,722
Equity values reported in SCT	(3,750,011)	(3,750,037)	(3,258,530)	(8,218,464)
Fair value of equity compensation granted in current year - value at year end	5,568,342	4,424,646	3,259,344	14,035,476
Awards made in prior fiscal years that were unvested at the end of the current fiscal year, add/subtract change in fair value from end of prior fiscal year to end of current fiscal year	525,631	2,555,090	(187,001)	3,436,806
Awards made in prior fiscal years that vested during current fiscal year, add/subtract change in fair value from end of prior fiscal year to vesting date	(849,115)	598,856	(154,451)	1,103,079
Compensation Actually Paid to CEO	$8,896,986	$10,466,880	$5,877,012	$21,050,619

Non-PEO NEO Average Total Compensation Amount	$ 3,991,384	3,233,865	2,212,425	2,438,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,306,108	3,191,053	3,158,776	2,744,670
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2023, 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO Named Executive Officers have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO or other Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments in accordance with Item 402(v) of Regulation S-K as described in the tables below.

Average for Non-CEO NEOs	2020	2021	2022	2023
Average SCT Total for Non-CEO NEOs	$2,438,357	$2,212,425	$3,233,865	$3,991,384
Equity values reported in SCT	(1,337,538)	(1,112,583)	(1,892,846)	(2,464,121)
Fair value of equity compensation granted in current year - value at year end	1,694,772	1,251,910	1,957,516	4,074,844
Awards made in prior fiscal years that were unvested at the end of the current fiscal year, add/subtract change in fair value from end of prior fiscal year to end of current fiscal year	125,750	596,432	(55,134)	1,323,977
Awards made in prior fiscal years that vested during current fiscal year, add/subtract change in fair value from end of prior fiscal year to vesting date	(176,671)	210,592	(52,348)	380,024
Average Compensation Actually Paid to Non-CEO NEOs	$2,744,670	$3,158,776	$3,191,053	$7,306,108

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Insight TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and the Company’s cumulative TSR over the four most recently completed fiscal years. The following chart also sets forth a comparison of the Company’s cumulative TSR and cumulative Peer Group TSR.

Compensation Actually Paid vs. Net Income
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Net Earnings

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers and our Net Earnings during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Adjusted Non-GAAP ROIC
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and the Company selected financial measure - Adjusted Non-GAAP ROIC over the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Insight TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and the Company’s cumulative TSR over the four most recently completed fiscal years. The following chart also sets forth a comparison of the Company’s cumulative TSR and cumulative Peer Group TSR.

Tabular List, Table

Performance Measures
Adjusted Non-GAAP ROIC from Adjusted Non-GAAP EFO
Adjusted Non-GAAP EFO
Cloud and Core Services GP growth

Total Shareholder Return Amount	$ 252.08	142.65	151.66	108.25
Peer Group Total Shareholder Return Amount	154.93	122.55	152.67	121.27
Net Income (Loss)	$ 281,309,000	$ 280,608,000	$ 219,345,000	$ 172,640,000
Company Selected Measure Amount	0.1727	0.1594	0.1401	0.1259
PEO Name	1.Joyce A. Mullen	1.Joyce A. Mullen	Kenneth T. Lamneck	Kenneth T. Lamneck
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our President and CEO and to our non-CEO Named Executive Officers and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our Named Executive Officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Tabular List
	The following table presents the financial performance measures that the Company considers having been the most important in linking compensation actually paid to our CEO and non-CEO Named Executive Officers during 2023 to Company performance.
Adjustments To Compensation, Amortization Of Intangible Assets			$ 32,000,000	$ 37,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP ROIC from Adjusted Non-GAAP EFO
Non-GAAP Measure Description	Please see Appendix A for Adjusted Non-GAAP ROIC from Adjusted consolidated EFO calculation. In 2021 and 2020, the Adjusted Non-GAAP EFO used in the Adjusted Non-GAAP ROIC calculation did not exclude amortization of intangible assets of $32.0 million and $37.5 million, respectively.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP EFO
Measure:: 3
Pay vs Performance Disclosure
Name	Cloud and Core Services GP growth
PEO | Reported Equity Award Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,218,464)	$ (3,258,530)	(3,750,037)	(3,750,011)
PEO | Equity Compensation Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,035,476	3,259,344	4,424,646	5,568,342
PEO | Equity Awards Granted During Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,436,806	(187,001)	2,555,090	525,631
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,103,079	(154,451)	598,856	(849,115)
Non-PEO NEO | Reported Equity Award Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,464,121)	(1,892,846)	(1,112,583)	(1,337,538)
Non-PEO NEO | Equity Compensation Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,074,844	1,957,516	1,251,910	1,694,772
Non-PEO NEO | Equity Awards Granted During Prior Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,977	(55,134)	596,432	125,750
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 380,024	$ (52,348)	$ 210,592	$ (176,671)